Income Tax - Summary of Breakdown of Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown of deferred tax [line Items]
Total deferred tax assets	$ 998	$ 2,130	$ 510
Total deferred tax liabilities	(758)	(3,354)	(2,226)
Total Net deferred tax	240	(1,224)	(1,716)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	202	113	154
Miscellaneous Deferred Tax Assets [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	1	1	1
Property plant and equipment and Assets held for sale [Member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	524
Tax Losses Carryforward and Other Tax Credits [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	13	1,782	167
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(271)	(1,078)	(965)
Lease liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	258	234	188
Right-of-use assets [Member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(247)	(221)	(180)
Property, plant and equipment, Intangible assets and Inventories [Member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(224)	(2,017)	(1,028)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	$ (16)	$ (38)	$ (53)